Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 5,359	$ 4,482	$ 4,935
Other comprehensive (loss) income:
Net unrealized securities (losses) gains, net of tax	(252)	27	231
Net unrealized derivative gains, net of tax	0	1	6
Foreign currency translation adjustments, net of tax	(336)	(72)	(179)
Net unrealized pension and other post retirement benefit gains (losses), net of tax	89	(7)	(17)
Other comprehensive (loss) income	(499)	(51)	41
Comprehensive income	$ 4,860	$ 4,431	$ 4,976